Income Taxes - Schedule of Income Tax Recognized in Net Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax expense related to foreign jurisdictions	$ 29	$ 264	$ 51	$ 277
Origination and reversal of temporary differences	845	810	1,891	1,577
Reversal of a write down of previously recognized temporary differences	(4,098)	(1,630)	(5,651)	(2,282)
Total deferred income tax expense (recovery)	(3,253)	(820)	(3,760)	(705)	$ (1,212)
Income tax expense (recovery)	$ (3,224)	$ (556)	$ (3,709)	$ (428)